OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Accrued employee compensation	$ 25.8	$ 37.4
Customer deposits	33.8	32.5
Warranty	10.5	10.1
Other	43.4	40.3
Other current liabilities	$ 113.5	$ 120.3